Subsequent Events (Details) - $ / shares	Jun. 30, 2025	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023
Subsequent Events
Ordinary shares, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event | Class A Ordinary Shares | TRX
Subsequent Events
Ordinary shares, par value (in dollars per share)	$ 0.025
Subsequent Event | Ucare
Subsequent Events
Percentage of shares acquired	100.00%
Subsequent Event | Ucare | TRX
Subsequent Events
Shares equivalent to purchase price of TRX Exchange Shares	101,486,575
Percentage of shares issued to financial consultants and designees	10.00%
Subsequent Event | Ucare | Class A Ordinary Shares
Subsequent Events
Aggregate shares issued to financial consultants and designees	10,148,658